Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at January 1,	¥ 29,554	$ 4,529	¥ 7,613
Additions due to tax positions taken and business combination during the current year	9,083	1,392	26,662
Reversal based on tax positions related to prior years	(5,809)	(890)	(4,721)
Settlement	0	0
Foreign currency translation adjustments	0	0
Balance at December 31,	¥ 32,828	$ 5,031	¥ 29,554